Long Term Debt (Policies)	12 Months Ended
Dec. 31, 2013
Notes To Financial Statements [Abstract]
Account Receivable Securitization [Text Block]

The Company accounts for its accounts receivable securitization program under ASC 860, Transfers and Servicing. Based on the structure of the program, the Company accounts for the proceeds as a secured borrowing.